Liability In Respect Of Employee Severance Payments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Liability In Respect Of Employee Severance Payments [Abstract]
Employees' severance costs	$ 1,125	$ 1,471	$ 1,347
Period of employment for eligibility of severance payments	1 year
Employee contibution percentage, maximum	18.00%
Employer contribution percentage, maximum	3.00%
Defined contribution plan, employee vesting period	30 days
Defined contribution retirement plan expense	$ 1,089	$ 1,157	$ 804